Segmental information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Segmental Information [Line Items]
Total revenue	$ 1,280,217	$ 1,200,777	$ 1,001,420
Depreciation and amortization	0
Mining and processing costs	0
Royalties	65,663	62,377	51,673
Exploration and corporate expenditure	47,785	41,202	45,067
Other (expenses)/income and JV profit	0
Finance costs	3,107	3,193	4,411
Finance income	6,018	1,553	112
Share of profits equity accounted joint ventures	11,950	17,299	77,303
Profit before income tax	480,854	402,605	260,778
Income tax expense	145,807	108,384	48,003
Net (loss)/profit for the year	335,047	294,221	212,775
Total assets	4,303,469	4,040,958
Kibali Jersey Limited [member]
Disclosure Of Segmental Information [Line Items]
Total revenue	754,852	709,372	747,272
Depreciation and amortization	264,415	210,925	192,509
Mining and processing costs	698,980	594,722	550,712
Royalties	31,913	32,976	30,196
Exploration and corporate expenditure	8,205	6,398	8,248
Other (expenses)/income and JV profit	146	136	0
Finance costs	5,478	5,298	5,376
Finance income	4,147	4,735	4,818
Profit before income tax	(40,349)	26,728	155,825
Income tax expense	(54,333)	(22,962)	17,840
Net (loss)/profit for the year	13,984	49,690	137,985
Total assets	3,003,513	3,003,473	3,034,762
Operating Segments [Member]
Disclosure Of Segmental Information [Line Items]
Total revenue	1,280,217	1,200,777	1,001,420
Mining and processing costs excluding depreciation	(524,939)	(534,902)	(575,895)
Depreciation and amortization	(182,900)	(175,343)	(150,902)
Mining and processing costs	(707,839)	(710,245)	(726,797)
Royalties	(65,663)	(62,377)	(51,673)
Exploration and corporate expenditure	(47,785)	(41,202)	(45,067)
Other (expenses)/income and JV profit	7,063	(7)	9,891
Finance costs	(3,107)	(3,193)	(4,411)
Finance income	6,018	1,553	112
Share of profits equity accounted joint ventures	11,950	17,299	77,303
Profit before income tax	480,854	402,605	260,778
Income tax expense	(145,807)	(108,384)	(48,003)
Net (loss)/profit for the year	335,047	294,221	212,775
Capital expenditure	(195,979)	(170,783)	(216,038)
Total assets	4,303,469	4,040,958	3,737,320
Total external liabilities	(308,435)	(286,236)	(242,250)
Operating Segments [Member] | Kibali Jersey Limited [member]
Disclosure Of Segmental Information [Line Items]
Total revenue	754,852	709,372	747,272
Mining and processing costs excluding depreciation	(434,565)	(383,797)	(358,203)
Depreciation and amortization	(264,415)	(210,925)	(192,509)
Mining and processing costs	(698,980)	(594,722)	(550,712)
Royalties	(31,913)	(32,976)	(30,196)
Exploration and corporate expenditure	(8,205)	(6,398)	(8,248)
Other (expenses)/income and JV profit	(54,772)	(47,985)	(1,733)
Finance costs	(5,478)	(5,298)	(5,376)
Finance income	4,147	4,735	4,818
Profit before income tax	(40,349)	26,728	155,825
Income tax expense	54,333	22,962	(17,840)
Net (loss)/profit for the year	13,984	49,690	137,985
Capital expenditure	246,406	209,070	277,097
Total assets	3,003,512	3,003,473	3,034,762
Total external liabilities	(178,675)	(222,586)	(243,578)
Intercompany eliminations [Member]
Disclosure Of Segmental Information [Line Items]
Total revenue		0	0
Mining and processing costs excluding depreciation	0	0	0
Depreciation and amortization			0
Mining and processing costs		0	0
Royalties		0	0
Exploration and corporate expenditure		0	0
Other (expenses)/income and JV profit		0	0
Finance costs	11,407	14,108	13,208
Finance income	(11,407)	(14,108)	(13,208)
Share of profits equity accounted joint ventures	0	0	0
Profit before income tax	0	0	0
Income tax expense		0	0
Net (loss)/profit for the year	0	0	0
Capital expenditure	0	0	0
Total assets	0	0	0
Total external liabilities	0	0	0
Intercompany eliminations [Member] | Kibali Jersey Limited [member]
Disclosure Of Segmental Information [Line Items]
Total revenue	0	0	0
Mining and processing costs excluding depreciation	1,489	1,498	669
Depreciation and amortization	(21,575)	(22,636)	(29,554)
Mining and processing costs	(20,086)	(21,138)	(28,885)
Royalties	0	0	0
Exploration and corporate expenditure	0	0	0
Other (expenses)/income and JV profit	(1,489)	(72)	967
Finance costs	158,252	148,990	144,334
Finance income	(11,178)	(11,209)	(11,177)
Profit before income tax	125,499	116,571	105,239
Income tax expense	0	0	2,910
Net (loss)/profit for the year	125,499	116,571	108,149
Capital expenditure	0	0	0
Total assets	(9,481,173)	(6,639,428)	(6,251,120)
Total external liabilities	8,693,091	6,077,236	5,607,776
Sub Total [Member]
Disclosure Of Segmental Information [Line Items]
Total revenue	1,654,329	1,546,029	1,394,889
Mining and processing costs excluding depreciation	(733,259)	(715,673)	(755,992)
Depreciation and amortization	(313,171)	(292,292)	(256,579)
Mining and processing costs	(1,046,430)	(1,007,965)	(1,012,571)
Royalties	(82,087)	(78,760)	(66,680)
Exploration and corporate expenditure	(49,549)	(43,010)	(48,885)
Other (expenses)/income and JV profit	(29,852)	(30,830)	2,042
Finance costs	1,616	1,536	(1,229)
Finance income	8,376	5,889	4,222
Share of profits equity accounted joint ventures	0	0	0
Profit before income tax	456,404	392,889	271,788
Income tax expense	(121,357)	(98,668)	(59,013)
Net (loss)/profit for the year	335,047	294,221	212,775
Capital expenditure	(311,791)	(227,449)	(344,690)
Total assets	5,874,181	5,602,854	5,254,549
Total external liabilities	(396,920)	(444,591)	(409,709)
Joint venture adjustement [Member]
Disclosure Of Segmental Information [Line Items]
Total revenue	374,112	(345,252)	(393,469)
Mining and processing costs excluding depreciation	208,320	180,771	180,097
Depreciation and amortization	130,271	116,949	105,677
Mining and processing costs	338,591	297,720	285,774
Royalties	16,424	16,383	15,007
Exploration and corporate expenditure	1,764	1,809	3,818
Other (expenses)/income and JV profit	36,915	30,823	7,849
Finance costs	(4,723)	(4,729)	(3,182)
Finance income	(2,358)	(4,336)	(4,110)
Share of profits equity accounted joint ventures	11,950	17,299	77,303
Profit before income tax	24,450	9,716	(11,010)
Income tax expense	(24,450)	(9,716)	11,010
Net (loss)/profit for the year	0	0	0
Capital expenditure	115,812	(56,666)	128,652
Total assets	(1,570,712)	(1,561,896)	(1,517,229)
Total external liabilities	88,485	158,355	167,459
Mali [Member] | Societe des Mines de Morila SA [Member] | Operating Segments [Member]
Disclosure Of Segmental Information [Line Items]
Total revenue	34,429	26,035	57,197
Mining and processing costs excluding depreciation	(24,722)	(21,744)	(31,583)
Depreciation and amortization	(6,592)	(3,785)	(9,335)
Mining and processing costs	(31,314)	(25,529)	(40,918)
Royalties	(2,064)	(1,544)	(1,419)
Exploration and corporate expenditure	0	0	0
Other (expenses)/income and JV profit	(530)	(5,151)	(4,520)
Finance costs	(432)	(317)	(399)
Finance income	7	6	1
Share of profits equity accounted joint ventures	0	0	0
Profit before income tax	96	(6,501)	9,942
Income tax expense	0	(617)	(2,982)
Net (loss)/profit for the year	96	(7,118)	6,960
Capital expenditure	(4,204)	(444)	(2,924)
Total assets	27,625	29,546	37,370
Total external liabilities	(24,940)	(31,520)	(32,124)
Mali [Member] | Societe des Mines de Loulo SA [Member] | Operating Segments [Member]
Disclosure Of Segmental Information [Line Items]
Total revenue	544,941	524,357	406,643
Mining and processing costs excluding depreciation	(198,834)	(200,489)	(236,439)
Depreciation and amortization	(106,255)	(105,236)	(98,761)
Mining and processing costs	(305,089)	(305,725)	(335,200)
Royalties	(32,616)	(31,384)	(24,329)
Exploration and corporate expenditure	(3,874)	(2,435)	(2,079)
Other (expenses)/income and JV profit	(20,193)	(16,750)	(9,727)
Finance costs	(12,096)	(14,693)	(13,428)
Finance income	25	24	17
Share of profits equity accounted joint ventures	0	0	0
Profit before income tax	171,098	153,393	21,897
Income tax expense	(51,399)	(46,072)	(4,013)
Net (loss)/profit for the year	119,699	107,321	17,884
Capital expenditure	(104,700)	(144,363)	(192,271)
Total assets	1,419,695	1,399,837	1,409,986
Total external liabilities	(111,979)	(128,557)	(126,380)
Mali [Member] | Societe des Mines de Gounkoto SA [Member] | Operating Segments [Member]
Disclosure Of Segmental Information [Line Items]
Total revenue	366,510	357,171	317,524
Mining and processing costs excluding depreciation	(139,598)	(146,574)	(145,952)
Depreciation and amortization	(10,506)	(23,513)	(6,705)
Mining and processing costs	(150,104)	(170,088)	(152,657)
Royalties	(21,991)	(21,430)	(19,052)
Exploration and corporate expenditure	(1,228)	(1,026)	(1,064)
Other (expenses)/income and JV profit	(6,297)	(23,004)	(12,533)
Finance costs	(208)	(149)	(171)
Finance income	4	3	3
Share of profits equity accounted joint ventures	0	0	0
Profit before income tax	186,686	141,478	132,050
Income tax expense	(55,744)	(42,444)	(39,615)
Net (loss)/profit for the year	130,942	99,034	92,435
Capital expenditure	(49,738)	(3,800)	(3,087)
Total assets	239,693	204,375	196,388
Total external liabilities	(48,883)	(38,842)	(33,850)
Cote d Ivoire [Member] | Societe des Mines de Tongon SA [Member] | Operating Segments [Member]
Disclosure Of Segmental Information [Line Items]
Total revenue	368,765	319,249	277,253
Mining and processing costs excluding depreciation	(186,508)	(187,839)	(193,504)
Depreciation and amortization	(65,304)	(45,704)	(44,362)
Mining and processing costs	(251,812)	(233,544)	(237,866)
Royalties	(11,055)	(9,562)	(8,292)
Exploration and corporate expenditure	(1,979)	(1,221)	(1,206)
Other (expenses)/income and JV profit	(8,922)	(4,204)	(2,487)
Finance costs	(643)	(486)	(1,734)
Finance income	1,066	20	10
Share of profits equity accounted joint ventures	0	0	0
Profit before income tax	95,420	70,252	25,678
Income tax expense	(27,721)	(17,563)	(4,342)
Net (loss)/profit for the year	67,699	52,689	21,336
Capital expenditure	(9,131)	(15,446)	(18,573)
Total assets	504,841	536,014	472,724
Total external liabilities	(78,835)	(69,878)	(43,514)
Democratic Republic of Congo [Member] | Kibali Goldmines SA [Member] | Operating Segments [Member]
Disclosure Of Segmental Information [Line Items]
Total revenue	339,683	319,218	336,272
Mining and processing costs excluding depreciation	(195,554)	(172,709)	(161,191)
Depreciation and amortization	(123,679)	(102,718)	(87,275)
Mining and processing costs	(319,233)	(275,427)	(248,466)
Royalties	(14,361)	(14,839)	(13,588)
Exploration and corporate expenditure	(1,764)	(1,809)	(3,390)
Other (expenses)/income and JV profit	(16,274)	(13,872)	(1,290)
Finance costs	(2,739)	(3,282)	4,839
Finance income	2,074	3,985	4,108
Share of profits equity accounted joint ventures	0	0	0
Profit before income tax	(12,613)	13,974	78,485
Income tax expense	24,450	10,333	(8,028)
Net (loss)/profit for the year	11,837	24,307	70,457
Capital expenditure	(111,608)	(56,222)	(123,728)
Total assets	1,501,756	1,501,737	1,517,381
Total external liabilities	(83,159)	(111,293)	(121,790)
Democratic Republic of Congo [Member] | Kibali Goldmines SA [Member] | Operating Segments [Member] | Kibali Jersey Limited [member]
Disclosure Of Segmental Information [Line Items]
Total revenue	754,852	709,372	747,272
Mining and processing costs excluding depreciation	(436,054)	(385,295)	(358,872)
Depreciation and amortization	(240,345)	(186,124)	(160,900)
Mining and processing costs	(676,399)	(571,419)	(519,772)
Royalties	(31,913)	(32,976)	(30,196)
Exploration and corporate expenditure	(7,089)	(6,270)	(4,211)
Other (expenses)/income and JV profit	(54,042)	(47,200)	(2,861)
Finance costs	(163,730)	(154,288)	(149,710)
Finance income	1,464	1,345	1,245
Profit before income tax	(176,857)	(101,436)	41,767
Income tax expense	54,333	22,962	(20,750)
Net (loss)/profit for the year	(122,524)	(78,474)	21,017
Capital expenditure	246,406	208,708	274,952
Total assets	2,969,999	2,790,160	2,713,792
Total external liabilities	(3,093,485)	(2,515,598)	(2,654,254)
Jersey [Member] | Corporate and exploration [Member] | Operating Segments [Member]
Disclosure Of Segmental Information [Line Items]
Total revenue	0	0	0
Mining and processing costs excluding depreciation	11,957	13,683	12,677
Depreciation and amortization	(835)	(11,335)	(10,141)
Mining and processing costs	11,122	2,348	2,536
Royalties	0	0	0
Exploration and corporate expenditure	(40,704)	(36,520)	(41,146)
Other (expenses)/income and JV profit	22,364	32,151	32,599
Finance costs	6,327	6,355	(3,544)
Finance income	16,607	15,960	13,291
Share of profits equity accounted joint ventures	0	0	0
Profit before income tax	15,716	20,294	3,736
Income tax expense	(10,943)	(2,306)	(33)
Net (loss)/profit for the year	4,773	17,988	3,703
Capital expenditure	(32,410)	(7,174)	(4,107)
Total assets	2,180,571	1,931,345	1,620,700
Total external liabilities	(49,125)	(64,501)	(52,051)
Jersey [Member] | Corporate and exploration [Member] | Operating Segments [Member] | Kibali Jersey Limited [member]
Disclosure Of Segmental Information [Line Items]
Total revenue	0	0	0
Mining and processing costs excluding depreciation	0	0	0
Depreciation and amortization	(2,494)	(2,165)	(2,055)
Mining and processing costs	(2,494)	(2,165)	(2,055)
Royalties	0	0	0
Exploration and corporate expenditure	(1,116)	(128)	(4,037)
Other (expenses)/income and JV profit	758	(713)	161
Finance costs	0	0	0
Finance income	13,861	14,599	14,750
Profit before income tax	11,009	11,593	8,819
Income tax expense	0	0	0
Net (loss)/profit for the year	11,009	11,593	8,819
Capital expenditure		362	2,145
Total assets	9,514,687	6,852,741	6,572,090
Total external liabilities	$ (5,778,281)	$ (3,339,052)	$ (3,197,100)